Short-Term and Long-Term Borrowings (Tables)	12 Months Ended
Sep. 30, 2024
Short-Term Debt [Line Items]
Schedule of Short-Term and Long-Term Borrowings

Short-term and long-term borrowings consisted of the following as of September 30, 2024 and 2023:

	2024	2023
Short-term borrowings	$1,249,765	$4,442,870
Long-term borrowings
Current portion	$-	$43,860
Non-current portion	-	5,398,849
Total long-term borrowings	$-	$5,442,709

Schedule of Bank Borrowings

The Company’s bank borrowings are pledged by its assets as listed below, and guaranteed by the Company’s major shareholders: Di Wang, Jueqin Wang, their immediate family members, third-party individuals, and third-party companies:

	As of September 30,
	2024	2023
Buildings, net	$24,806	$23,860
Land use right	417,411	414,738
Total	$442,217	$438,598

Long Term Borrowings [Member]
Short-Term Debt [Line Items]
Schedule of Long-term Borrowings

Long-term borrowings consisted of the following at September 30, 2023:

Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		9,930,000	$1,361,020	4/28/2022	4/25/2025	3.95%
Agricultural Bank		9,940,000	1,362,390	12/09/2022	12/08/2025	3.95%
Agricultural Bank		9,940,000	1,362,390	12/15/2022	12/13/2025	3.95%
Agricultural Bank		9,900,000	1,356,909	9/26/2023	9/25/2026	3.45%
Total	RMB	39,710,000	$5,442,709